Restructuring - Organizational Changes (Detail) - Full Time Equivalent Staff [Member]	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Organizational Changes [Line Items]
Corporate Bank	1	2
Investment Bank	0	2
Private Bank	63	146
Asset Management	0	0
Infrastructure	2	7
Total Full Time Equivalent Staff	66	157